Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis
The following table presents our financial assets and financial liabilities that are measured at fair value on a recurring basis:

As of December 31, 2015	Level 1	Level 2	Level 3	Total
(in thousands)	EUR	EUR	EUR	EUR

Assets measured at fair value
Derivative financial instruments [1]	—	133,803	—	133,803
Money market funds [2]	659,295	—	—	659,295
Short-term investments [3]	—	950,000	—	950,000
Total	659,295	1,083,803	—	1,743,098

Liabilities measured at fair value
Derivative financial instruments [1]	—	20,860	—	20,860

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	1,100,849	—	—	1,100,849

1.	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.

2.	Money market funds are part of our cash and cash equivalents. See Note 5.

3.	Short-term investments consist of deposits with an original maturity longer than three months.

4.	Long-term debt relates to Eurobonds. See Note 14.

As of December 31, 2014	Level 1	Level 2	Level 3	Total
(in thousands)	EUR	EUR	EUR	EUR

Assets measured at fair value
Derivative financial instruments [1]	—	153,803	—	153,803
Money market funds [2]	426,742	—	—	426,742
Short-term investments [3]	334,864	—	—	334,864
Total	761,606	153,803	—	915,409

Liabilities measured at fair value
Derivative financial instruments [1]	—	67,755	—	67,755

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	1,139,628	—	—	1,139,628

1.	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.

2.	Money market funds are part of our cash and cash equivalents. See Note 5.

3.	Short-term investments consist of Dutch Treasury Certificates.

4.	Long-term debt relates to Eurobonds. See Note 14.